Summary of Significant Accounting Policies - Subsidiaries (Details)	1 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2018
Cascades Canada ULC
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary			100.00%
Cascades USA Inc.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary			100.00%
Greenpac Holding LLC
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary	59.70%		59.70%
Percentage of taxable income		62.50%	82.83%
Reno de Medici S.p.A. (RDM)
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary			58.00%